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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-08355
                                   -----------------------------------

                        Wells Family of Real Estate Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

    6200 The Corners Parkway          Norcross, Georgia               30092
--------------------------------------------------------------------------------
           (Address of principal executive offices)                 (Zip code)

                                Jill W. Maggiore

Wells Asset Management, Inc.  6200 The Corners Parkway   Norcross, Georgia 30092
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (770) 449-7800
                                                     ---------------------------

Date of fiscal year end:        December 31, 2004
                          -------------------------------------

Date of reporting period:       December 31, 2004
                          -------------------------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


LETTER TO SHAREHOLDERS
================================================================================

Dear Wells Shareholder:

We are pleased that you have chosen to invest in the Wells S&P REIT Index Fund. Once again, in 2004, REIT investors saw another great year of performance, even though some experts had predicted a slowdown.i The NAREIT Composite REIT Index posted a total return of 30.4% and outperformed most other U.S. benchmarks for the fifth consecutive year.ii Real Estate Investment Trusts (REITs) have remained a solid performer as long-term interest rates have remained low and returns from REITs have outshone bonds and other interest-bearing investments.

The Wells S&P REIT Index Fund (the "Fund") shared in the success of 2004, posting a total return at year-end of 30.13%iii for Class "A" shares, excluding applicable sales loads. The Fund outperformed the broader stock market, as measured by the S&P 500, which closed 2004 with a return of 10.88%.

In addition to performance, it's clear that investors still look to REITs for diversification in their portfolios. More and more people are realizing the value of real estate and the balance it brings to a mix of more volatile investments. This awareness has helped increase the number of Fund shareholders by more than 36% in 2004 alone. And, the dividends paid by REIT investments continue to attract income-oriented investors.

The Fund mirrors the performance of the S&P REIT Composite Index ("the Index") and invests at least 95% of its assets in stocks included in the Index in approximately the same proportions. The correlation between the Fund and the Index for 2004 was high, with the Index posting a gain of 32.15% for 2004.iv The Fund, like the Index, represents approximately 90% of the total U.S. publicly traded REIT market, giving investors broad exposure to REITs and helping to maintain portfolio diversification.

The top five sectors for the Fund included 28.8% in office/industrial properties, 26.9% in retail, 17.5% in residential, 9.5% in diversified, and 4.7% in specialty care. In addition, all three REIT property types - equity, mortgage, and hybrid - are present in the portfolio.

Once again, thank you for the confidence you have placed in the Wells S&P REIT Index Fund. If you have any questions or concerns, please contact Mutual Fund Shareholder Services at 800-282-1581 or visit www.wellsref.com.

Sincerely,


/s/ Leo F. Wells, III

Leo F. Wells III
President
Wells Real Estate Funds

i    USA Today, "Real Estate Funds Rose an Astounding 32%", January 6, 2005.

ii National Association of Real Estate Investment Trusts (NAREIT) data as of December 31, 2004.

iii All data as of December 31, 2004. Current performance may be lower or higher than the performance quoted in this letter. Past performance is not a guarantee of future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The performance data quoted above represents past performance. You cannot invest directly into an Index. Investments are not FDIC or NCUA/NCUSIF insured, not bank or credit union guaranteed, and may lose value.

iv The Wells S&P REIT Index Fund's returns will vary from the S&P REIT Composite Index. Differences in performance are due in part to (but not limited to) the Fund's expenses, the level of cash allocation in the Fund, and the degree of cash flows into and out of the Fund matched with the corresponding portfolio transactions to invest investor purchases or manage redemptions.


PERFORMANCE INFORMATION (UNAUDITED)
===========================================================================================

                  COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT
                 IN THE WELLS S&P REIT INDEX FUND(a) AND THE S&P REIT INDEX

[GRAPHIC OMITTED]

                     S&P REIT INDEX                       WELLS S&P REIT INDEX FUND
                     --------------                       -------------------------

                        MONTHLY                                      MONTHLY
          DATE          RETURN      BALANCE           DATE           RETURN         BALANCE
          ----          ------      -------           ----           ------         -------
        03/02/98                     10,000          03/02/98                         9,600
        03/31/98          1.96%      10,196          03/31/98         0.30%           9,629
        06/30/98         -4.97%       9,689          06/30/98        -5.68%           9,082
        09/30/98        -11.47%       8,578          09/30/98       -11.30%           8,055
        12/31/98         -3.99%       8,235          12/31/98        -4.20%           7,717
        03/31/99         -4.53%       7,862          03/31/99        -4.32%           7,383
        06/30/99          9.48%       8,608          06/30/99         9.45%           8,081
        09/30/99         -8.76%       7,854          09/30/99        -8.75%           7,374
        12/31/99         -1.30%       7,752          12/31/99        -1.89%           7,235
        03/31/00          2.26%       7,928          03/31/00         2.12%           7,389
        06/30/00         10.37%       8,749          06/30/00        10.23%           8,145
       9/30/2000          9.52%       9,582         9/30/2000         8.69%           8,852
      12/31/2000          4.40%      10,004        12/31/2000         4.25%           9,229
       3/31/2001         -0.17%       9,987         3/31/2001        -0.43%           9,189
       6/30/2001         11.18%      11,103         6/30/2001        10.64%          10,166
       9/30/2001         -2.08%      10,873         9/30/2001        -2.18%           9,945
      12/31/2001          5.16%      11,433        12/31/2001         4.51%          10,394
       3/31/2002          8.33%      12,386         3/31/2002         7.92%          11,217
       6/30/2002          4.81%      12,982         6/30/2002         4.34%          11,704
       9/30/2002         -8.89%      11,828         9/30/2002        -8.97%          10,655
      12/31/2002          0.61%      11,900        12/31/2002         0.43%          10,701
       6/30/2003         13.91%      13,556         6/30/2003        13.04%          12,097
      12/31/2003         19.52%      16,201        12/31/2003        18.43%          14,326
       6/30/2004          5.87%      17,152         6/30/2004         5.25%          15,079
      12/31/2004         24.82%      21,410        12/31/2004        23.64%          18,643

Past performance is not predictive of future performance.

               ---------------------------------------------------
                           Wells S&P REIT Index Fund
                        Average Annual Total Returns(b)
                       (periods ended December 31, 2004)

                            1 Year    5 Years  Since Inception(c)
                            ------    -------  ---------------
                  Class A    24.92%    19.87%       9.54%
                  Class B    24.12%    19.74%      14.55%
                  Class C    28.01%    19.94%      14.79%
                  Class R    n/a        n/a        25.39%(d)
                  Class I    30.44%     n/a        34.83%
               ---------------------------------------------------

Past performance does not guarantee future results, and there is no assurance that the Fund will achieve its investment objective. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance quoted above. More current performance data is available at the Fund's website at www.wellsref.com. Investors should consider the investment objective, risks and charges and expenses of the Fund carefully before investing.

(a) The line graph above represents performance of Class A shares only, which will vary from the performance of Class B, Class C, Class I and Class R shares based on the difference in loads and fees paid by shareholders in the different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 4%.

(b) Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or distributions are reinvested in shares of the Fund. The total returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(c) The initial public offering of Class A shares commenced on March 2, 1998, the initial public offering of Class B shares commenced on May 7, 1999, the initial public offering of Class C shares commenced on May 5, 1999, the initial public offering of Class R shares commenced on January 27, 2004 and the initial public offering of Class I shares commenced on August 25, 2003.

(d)  Not annualized.

WELLS S&P REIT INDEX FUND
ASSET ALLOCATION
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

                                         Apartment/Residential - 17.5%
                                         Diversified - 9.5%
                                         Health Care - 4.6%
                                         Hotel - 2.8%
                                         Industrial/Office - 28.8%
    [GRAPHIC OMITTED]                    Mortgage - 1.0%
                                         Retail Centers - 26.9%
                                         Self Storage - 3.9%
                                         Specialty - 4.7%
                                         Cash Equivalents and Other
                                         Assets and Liabilities - 0.3%



WELLS S&P REIT INDEX FUND
TOP 10 HOLDINGS
DECEMBER 31, 2004 (UNAUDITED)
================================================================================

                                                   % OF NET ASSETS
                                                   ---------------

              Simon Property Group, Inc.                 5.6%
              Equity Office Properties Trust             4.6%
              Equity Residential Properties Trust        4.0%
              Vornado Realty Trust                       3.8%
              ProLogis Trust                             3.1%
              General Growth Properties, Inc.            3.1%
              Archstone-Smith Trust                      2.9%
              Public Storage, Inc.                       2.8%
              Boston Properties, Inc.                    2.8%
              Plum Creek Timber Co., Inc.                2.8%

WELLS S&P REIT INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2004
================================================================================
ASSETS
Investment securities:
  At acquisition cost .......................................... $ 252,498,469
                                                                 -------------
  At market value (Note 1) ..................................... $ 336,436,449
Dividends receivable ...........................................     1,605,226
Receivable for securities sold .................................       819,676
Receivable for capital shares sold .............................       693,091
Other assets ...................................................        87,242
                                                                 -------------
  TOTAL ASSETS .................................................   339,641,684
                                                                 -------------
LIABILITIES
Dividends payable ..............................................       942,469
Distributions payable ..........................................     3,435,959
Payable for capital shares redeemed ............................       696,695
Payable to Adviser (Note 3) ....................................       153,826
Payable to affiliate (Note 3) ..................................        69,500
Other accrued expenses and liabilities .........................       191,567
                                                                 -------------
  TOTAL LIABILITIES ............................................     5,490,016
                                                                 -------------
NET ASSETS ..................................................... $ 334,151,668
                                                                 =============


NET ASSETS CONSIST OF:
Paid-in capital ................................................ $ 252,630,690
Distributions in excess of net realized gains ..................    (2,417,002)
Net unrealized appreciation on investments .....................    83,937,980
                                                                 -------------
Net assets ..................................................... $ 334,151,668
                                                                 =============
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares ........................ $ 212,993,331
                                                                 =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...................    17,797,772
                                                                 =============
Net asset value and redemption price per share (Note 1) ........ $       11.97
                                                                 =============
Maximum offering price per share (Note 1) ...................... $       12.47
                                                                 =============
PRICING OF CLASS B SHARES
Net assets applicable to Class B shares ........................ $  51,588,231
                                                                 =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...................     4,245,889
                                                                 =============
Net asset value and offering price per share(a) (Note 1) ....... $       12.15
                                                                 =============
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares ........................ $  68,912,028
                                                                 =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...................     5,693,097
                                                                 =============
Net asset value and offering price per share(a) (Note 1) ....... $       12.10
                                                                 =============
PRICING OF CLASS R SHARES
Net assets applicable to Class R shares ........................ $      59,661
                                                                 =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...................         4,996
                                                                 =============
Net asset value, offering price and redemption price
  per share (Note 1) ........................................... $       11.94
                                                                 =============
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares ........................ $     598,417
                                                                 =============
Shares of beneficial interest outstanding (unlimited
  number of shares authorized, no par value) ...................        50,000
                                                                 =============
Net asset value, offering price and redemption price
  per share (Note 1) ........................................... $       11.97
                                                                 =============

(a)  Redemption price varies based on length of time held.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2004
================================================================================
INVESTMENT INCOME
  Dividends .................................................... $  10,459,207
                                                                 -------------

EXPENSES
  Investment advisory fees (Note 3) ............................     1,357,958
  Distribution expenses, Class A (Note 3) ......................       446,871
  Distribution expenses, Class B (Note 3) ......................       338,616
  Distribution expenses, Class C (Note 3) ......................       453,442
  Distribution expenses, Class R (Note 3) ......................             2
  Transfer agent fees, Class A (Note 3) ........................       181,133
  Transfer agent fees, Class B (Note 3) ........................        47,642
  Transfer agent fees, Class C (Note 3) ........................        59,192
  Transfer agent fees, Class R (Note 3) ........................        16,500
  Transfer agent fees, Class I (Note 3) ........................        18,000
  Administrative services fees (Note 3) ........................       302,081
  Trustees fees ................................................       186,193
  Custodian fees ...............................................       184,577
  Postage and supplies expense .................................       141,788
  Accounting services fees (Note 3) ............................       108,645
  Professional fees ............................................       101,475
  Registration fees, Common ....................................        29,251
  Registration fees, Class A ...................................        23,403
  Registration fees, Class B ...................................        10,501
  Registration fees, Class C ...................................        11,615
  Registration fees, Class R ...................................        15,255
  Registration fees, Class I ...................................           849
  Reports to shareholders ......................................        26,134
  Insurance expense ............................................        23,673
  Other expenses ...............................................       100,213
                                                                 -------------
    TOTAL EXPENSES .............................................     4,185,009
  Fees waived by the Adviser (Note 3) ..........................      (546,111)
  Class A expenses waived/reimbursed by the Adviser (Note 3) ...      (204,823)
  Class R expenses waived/reimbursed by the Adviser (Note 3) ...       (31,600)
  Class I expenses waived/reimbursed by the Adviser (Note 3) ...       (18,900)
                                                                 -------------
    NET EXPENSES ...............................................     3,383,575
                                                                 -------------

NET INVESTMENT INCOME ..........................................     7,075,632
                                                                 -------------

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
  Net realized gains from security transactions ................    24,658,935
  Net change in unrealized appreciation/depreciation
    on investments .............................................    39,535,640
                                                                 -------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS ...............    64,194,575
                                                                 -------------

NET INCREASE IN NET ASSETS FROM OPERATIONS ..................... $  71,270,207
                                                                 =============

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
=============================================================================================
                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                   2004(a)        2003(b)
---------------------------------------------------------------------------------------------
FROM OPERATIONS
  Net investment income .....................................  $   7,075,632  $   5,167,505
  Net realized gains from security transactions .............     24,658,935      6,227,915
  Net change in unrealized appreciation/depreciation on
    investments .............................................     39,535,640     40,716,140
                                                               -------------  -------------
Increase in net assets from operations ......................     71,270,207     52,111,560
                                                               -------------  -------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
  Dividends from net investment income, Class A .............     (5,080,419)    (3,926,715)
  Dividends from net investment income, Class B .............       (854,771)      (576,032)
  Dividends from net investment income, Class C .............     (1,131,812)      (663,946)
  Dividends from net investment income, Class R .............           (800)          --
  Dividends from net investment income, Class I .............         (7,830)          (812)
  Distributions from net realized gains, Class A ............    (16,450,501)    (4,434,521)
  Distributions from net realized gains, Class B ............     (3,936,404)      (814,496)
  Distributions from net realized gains, Class C ............     (5,254,350)      (988,885)
  Distributions from net realized gains, Class R ............         (4,558)          --
  Distributions from net realized gains, Class I ............        (45,095)        (1,803)
  Return of capital, Class A ................................     (1,251,611)    (1,456,496)
  Return of capital, Class B ................................       (270,394)      (277,229)
  Return of capital, Class C ................................       (351,976)      (308,669)
  Return of capital, Class R ................................           (156)          --
  Return of capital, Class I ................................           (674)          (352)
                                                               -------------  -------------
Decrease in net assets from distributions to shareholders ...    (34,641,351)   (13,449,956)
                                                               -------------  -------------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 5)
CLASS A
  Proceeds from shares sold .................................    119,152,475    118,639,702
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...........................     18,854,209      8,034,719
  Payments for shares redeemed ..............................   (118,535,388)   (77,222,174)
                                                               -------------  -------------
Net increase in net assets from Class A share transactions ..     19,471,296     49,452,247
                                                               -------------  -------------

CLASS B
  Proceeds from shares sold .................................     14,407,104     10,361,365
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...........................      4,101,189      1,220,121
  Payments for shares redeemed ..............................     (4,686,670)    (3,888,488)
                                                               -------------  -------------
Net increase in net assets from Class B share transactions ..     13,821,623      7,692,998
                                                               -------------  -------------

CLASS C
  Proceeds from shares sold .................................     26,129,723     15,929,952
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...........................      5,569,280      1,590,410
  Payments for shares redeemed ..............................     (9,252,442)    (3,936,921)
                                                               -------------  -------------
Net increase in net assets from Class C share transactions ..     22,446,561     13,583,441
                                                               -------------  -------------

6

WELLS S&P REIT INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
=============================================================================================
                                                                 YEAR ENDED      YEAR ENDED
                                                                DECEMBER 31,    DECEMBER 31,
                                                                   2004(a)        2003(b)
---------------------------------------------------------------------------------------------

CLASS R
  Proceeds from shares sold .................................  $      48,302  $          --
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...........................          5,514             --
                                                               -------------  -------------
Net increase in net assets from Class R share transactions ..         53,816             --
                                                               -------------  -------------

CLASS I
  Proceeds from shares sold .................................        463,188         60,624
  Net asset value of shares issued in reinvestment of
    distributions to shareholders ...........................         50,482          2,967
  Payments for shares redeemed ..............................        (12,493)            --
                                                               -------------  -------------
Net increase in net assets from Class I share transactions ..        501,177         63,591
                                                               -------------  -------------

TOTAL INCREASE IN NET ASSETS ................................     92,923,329    109,453,881

NET ASSETS
  Beginning of year .........................................    241,228,339    131,774,458
                                                               -------------  -------------
  End of year ...............................................  $ 334,151,668  $ 241,228,339
                                                               =============  =============

ACCUMULATED NET INVESTMENT INCOME ...........................  $          --  $          --
                                                               =============  =============
(a)  Except for Class R shares,  which  represents  the period  from the initial public offering (January 27, 2004) through December 31, 2004.

(b) Except for Class I shares, which represents the period from the initial public offering (August 25, 2003) through December 31, 2003.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS A
FINANCIAL HIGHLIGHTS
=========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=========================================================================================================
                                                    YEAR        YEAR        YEAR      YEAR       YEAR
                                                   ENDED       ENDED       ENDED     ENDED      ENDED
                                                  DEC. 31,    DEC. 31,    DEC. 31,  DEC. 31,   DEC. 31,
                                                    2004        2003        2002      2001       2000
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........... $   10.31   $    8.26  $    8.63  $    8.14  $    6.80
                                                 ---------   ---------  ---------  ---------  ---------

Income (loss) from investment operations:
  Net investment income ........................      0.31        0.28       0.34       0.37       0.37
  Net realized and unrealized gains
    (losses) on investments ....................      2.73        2.45      (0.07)      0.63       1.45
                                                 ---------   ---------  ---------  ---------  ---------
Total from investment operations ...............      3.04        2.73       0.27       1.00       1.82
                                                 ---------   ---------  ---------  ---------  ---------

Less distributions:
  Dividends from net investment income .........     (0.31)      (0.28)     (0.34)     (0.37)     (0.37)
  Distributions from net realized gains ........     (0.99)      (0.28)     (0.18)      --         --
  Return of capital ............................     (0.08)      (0.12)     (0.12)     (0.14)     (0.11)
                                                 ---------   ---------  ---------  ---------  ---------
Total distributions ............................     (1.38)      (0.68)     (0.64)     (0.51)     (0.48)
                                                 ---------   ---------  ---------  ---------  ---------

Net asset value at end of year ................. $   11.97   $   10.31  $    8.26  $    8.63  $    8.14
                                                 =========   =========  =========  =========  =========

Total return(a) ................................     30.13%      33.88%      2.97%     12.63%     27.56%
                                                 =========   =========  =========  =========  =========

Net assets at end of year (000's) .............. $ 212,993   $ 170,443  $  93,545  $  74,470  $  46,759
                                                 =========   =========  =========  =========  =========


Ratio of net expenses to average net
  assets(b) ....................................      0.99%       0.99%      0.99%      0.99%      0.98%

Ratio of net investment income to average net
  assets .......................................      2.86%       3.19%      3.96%      4.61%      5.43%

Portfolio turnover rate ........................        26%         13%        10%         5%         9%

(a)  Total returns shown exclude the effect of applicable sales loads.

(b) Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.30%, 1.34%, 1.38%, 1.26% and 1.44% for the years ended December 31, 2004, 2003, 2002,
     2001 and 2000, respectively (Note 3).

See accompanying notes to financial statements.

8

WELLS S&P REIT INDEX FUND -- CLASS B
FINANCIAL HIGHLIGHTS
=========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=========================================================================================================
                                                    YEAR        YEAR        YEAR      YEAR       YEAR
                                                   ENDED       ENDED       ENDED     ENDED      ENDED
                                                  DEC. 31,    DEC. 31,    DEC. 31,  DEC. 31,   DEC. 31,
                                                    2004        2003        2002      2001       2000
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........... $   10.46   $    8.37  $    8.75  $    8.24  $    6.88
                                                 ---------   ---------  ---------  ---------  ---------

Income (loss) from investment operations:
  Net investment income ........................      0.23        0.22       0.27       0.30       0.32
  Net realized and unrealized gains
   (losses) on investments .....................      2.76        2.48      (0.07)      0.66       1.46
                                                 ---------   ---------  ---------  ---------  ---------
Total from investment operations ...............      2.99        2.70       0.20       0.96       1.78
                                                 ---------   ---------  ---------  ---------  ---------

Less distributions:
  Dividends from net investment income .........     (0.23)      (0.22)     (0.27)     (0.30)     (0.32)
  Distributions from net realized gains ........     (0.99)      (0.28)     (0.18)      --         --
  Return of capital ............................     (0.08)      (0.11)     (0.13)     (0.15)     (0.10)
                                                 ---------   ---------  ---------  ---------  ---------
Total distributions ............................     (1.30)      (0.61)     (0.58)     (0.45)     (0.42)
                                                 ---------   ---------  ---------  ---------  ---------

Net asset value at end of year ................. $   12.15   $   10.46  $    8.37  $    8.75  $    8.24
                                                 =========   =========  =========  =========  =========

Total return(a) ................................     29.12%      32.98%      2.13%     11.88%     26.48%
                                                 =========   =========  =========  =========  =========

Net assets at end of year (000's) .............. $  51,588   $  31,854  $  18,880  $  12,708  $   6,718
                                                 =========   =========  =========  =========  =========


Ratio of net expenses to average net assets(b) .      1.74%       1.74%      1.74%      1.74%      1.69%

Ratio of net investment income to average net
  assets .......................................      2.11%       2.44%      3.21%      3.86%      4.72%

Portfolio turnover rate ........................        26%         13%        10%         5%         9%

(a)  Total returns shown exclude the effect of applicable sales loads.

(b) Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.94%, 1.96%, 1.99%, 2.01% and 2.26% for the years ended December 31, 2004, 2003, 2002,
     2001 and 2000, respectively (Note 3).

See accompanying notes to financial statements.

                                                                               9

WELLS S&P REIT INDEX FUND -- CLASS C
FINANCIAL HIGHLIGHTS
=========================================================================================================
                                              PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR
=========================================================================================================
                                                    YEAR        YEAR        YEAR      YEAR       YEAR
                                                   ENDED       ENDED       ENDED     ENDED      ENDED
                                                  DEC. 31,    DEC. 31,    DEC. 31,  DEC. 31,   DEC. 31,
                                                    2004        2003        2002      2001       2000
---------------------------------------------------------------------------------------------------------
Net asset value at beginning of year ........... $   10.43   $    8.35  $    8.72  $    8.22  $    6.86
                                                 ---------   ---------  ---------  ---------  ---------

Income (loss) from investment operations:
  Net investment income ........................      0.23        0.22       0.27       0.30       0.32
  Net realized and unrealized gains (losses)
    on investments .............................      2.74        2.47      (0.06)      0.65       1.46
                                                 ---------   ---------  ---------  ---------  ---------
Total from investment operations ...............      2.97        2.69       0.21       0.95       1.78
                                                 ---------   ---------  ---------  ---------  ---------

Less distributions:
  Dividends from net investment income .........     (0.23)      (0.22)     (0.27)     (0.30)     (0.32)
  Distributions from net realized gains ........     (0.99)      (0.28)     (0.18)      --         --
  Return of capital ............................     (0.08)      (0.11)     (0.13)     (0.15)     (0.10)
                                                 ---------   ---------  ---------  ---------  ---------
Total distributions ............................     (1.30)      (0.61)     (0.58)     (0.45)     (0.42)
                                                 ---------   ---------  ---------  ---------  ---------

Net asset value at end of year ................. $   12.10   $   10.43  $    8.35  $    8.72  $    8.22
                                                 =========   =========  =========  =========  =========

Total return(a) ................................     29.01%      32.94%      2.25%     11.78%     26.63%
                                                 =========   =========  =========  =========  =========

Net assets at end of year (000's) .............. $  68,912   $  38,861  $  19,350  $   9,339  $   4,121
                                                 =========   =========  =========  =========  =========


Ratio of net expenses to average net assets(b) .      1.74%       1.74%      1.74%      1.74%      1.68%

Ratio of net investment income to average net
  assets .......................................      2.11%       2.44%      3.21%      3.86%      4.73%

Portfolio turnover rate ........................        26%         13%        10%         5%         9%

(a)  Total returns shown exclude the effect of applicable sales loads.

(b) Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 1.94%, 1.96%, 1.99%, 2.01% and 2.29% for the years ended December 31, 2004, 2003, 2002,
     2001 and 2000, respectively (Note 3).

See accompanying notes to financial statements.

WELLS  S&P  REIT  INDEX  FUND -- CLASS R
FINANCIAL HIGHLIGHTS
================================================================================
                    PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================
                                                                     PERIOD
                                                                      ENDED
                                                                   DECEMBER 31,
                                                                      2004(A)
--------------------------------------------------------------------------------
Net asset value at beginning of period ............................ $  10.64
                                                                    --------
Income from investment operations:
  Net investment income ...........................................     0.25
  Net realized and unrealized gains on investments ................     2.39
                                                                    --------
Total from investment operations ..................................     2.64
                                                                    --------

Less distributions:
  Dividends from net investment income ............................    (0.25)
  Distributions from net realized gains ...........................    (0.99)
  Return of capital ...............................................    (0.10)
                                                                    --------
Total distributions ...............................................    (1.34)
                                                                    --------

Net asset value at end of period .................................. $  11.94
                                                                    ========

Total return ......................................................    25.39%(c)
                                                                    ========

Net assets at end of period (000's) ............................... $     60
                                                                    ========


Ratio of net expenses to average net assets(b) ....................     1.49%(d)

Ratio of net investment income to average net assets ..............     2.36%(d)

Portfolio turnover rate ...........................................       26%(d)

(a) Represents the period from the initial public offering of Class R shares (January 27, 2004) through December 31, 2004.

(b) Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 105.19%(d) for the period ended December 31, 2004 (Note 3).

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND -- CLASS I
FINANCIAL HIGHLIGHTS
=============================================================================================
PER SHARE DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
=============================================================================================
                                                                 YEAR           PERIOD
                                                                 ENDED          ENDED
                                                              DECEMBER 31,    DECEMBER 31,
                                                                  2004           2003(a)
---------------------------------------------------------------------------------------------
Net asset value at beginning of period ......................  $  10.31       $   9.39
                                                               --------       --------

Income from investment operations:
  Net investment income .....................................      0.29           0.13
  Net realized and unrealized gains on investments ..........      2.77           1.25
                                                               --------       --------
Total from investment operations ............................      3.06           1.38
                                                               --------       --------

Less distributions:
  Dividends from net investment income ......................     (0.29)         (0.13)
  Distributions from net realized gains .....................     (0.99)         (0.28)
  Return of capital .........................................     (0.12)         (0.05)
                                                               --------       --------
Total distributions .........................................     (1.40)         (0.46)
                                                               --------       --------

Net asset value at end of period ............................  $  11.97       $  10.31
                                                               ========       ========

Total return ................................................     30.44%         14.78%(c)
                                                               ========       ========

Net assets at end of period (000's) .........................  $    598       $     69
                                                               ========       ========


Ratio of net expenses to average net assets(b) ..............      0.74%          0.74%(d)

Ratio of net investment income to average net assets ........      3.11%          3.44%(d)

Portfolio turnover rate .....................................        26%            13%(d)

(a)  Represents  the period from the initial  public  offering of Class I shares
     (August 25, 2003) through December 31, 2003.

(b) Absent voluntary fee waivers and expense reimbursements by the Adviser, the ratio of expenses to average net assets would have been 9.41% and 27.09%(d) for the periods ended December 31, 2004 and 2003, respectively (Note 3).

(c)  Not annualized.

(d)  Annualized.

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004
================================================================================
COMMON STOCKS -- 99.7%                                  SHARES         VALUE
--------------------------------------------------------------------------------
APARTMENT/RESIDENTIAL -- 17.5%
AMLI Residential Properties Trust ....................   33,330    $ 1,066,560
Apartment Investment & Management Company - Class A ..  124,330      4,791,678
Archstone-Smith Trust ................................  256,686      9,831,074
Associated Estates Realty Corp. ......................   25,780        263,472
Avalonbay Communities, Inc. ..........................   94,824      7,140,247
BRE Properties, Inc. - Class A .......................   66,100      2,664,491
Camden Property Trust ................................   52,405      2,672,655
Cornerstone Realty Income Trust, Inc. ................   73,880        737,322
Equity Residential Properties Trust ..................  370,920     13,419,886
Essex Property Trust, Inc. ...........................   30,100      2,522,380
Gables Residential Trust .............................   38,420      1,375,052
Home Properties of New York, Inc. ....................   43,940      1,889,420
Mid-America Apartment Communities, Inc. ..............   27,060      1,115,413
Post Properties, Inc. ................................   52,410      1,829,109
Summit Properties, Inc. ..............................   41,280      1,344,077
Sun Communities, Inc. ................................   24,000        966,000
Town & Country Trust .................................   22,870        631,898
United Dominion Realty Trust, Inc. ...................  173,850      4,311,480
                                                                   -----------
                                                                    58,572,214
                                                                   -----------
DIVERSIFIED -- 9.5%
Colonial Properties Trust ............................   35,930      1,410,971
Correctional Properties Trust ........................   14,410        416,161
Cousins Properties, Inc. .............................   65,330      1,977,539
Crescent Real Estate Equities Co. ....................  127,940      2,336,184
Equity Lifestyle Properties, Inc. ....................   30,260      1,081,795
iStar Financial, Inc. ................................  146,110      6,612,939
Lexington Corporate Properties Trust .................   63,580      1,435,636
Pennsylvania Real Estate Investment Trust ............   47,350      2,026,580
Vornado Realty Trust .................................  166,880     12,704,574
Washington Real Estate Investment Trust ..............   54,810      1,856,415
                                                                   -----------
                                                                    31,858,794
                                                                   -----------
HEALTH CARE -- 4.6%
Health Care Property Investors, Inc. .................  174,506      4,832,071
Healthcare Realty Trust, Inc. ........................   62,553      2,545,907
Health Care REIT, Inc. ...............................   68,760      2,623,194
National Health Investors, Inc. ......................   36,060      1,052,231
Nationwide Health Properties, Inc. ...................   87,390      2,075,512
Senior Housing Properties Trust ......................   89,850      1,701,759
Universal Health Realty Income Trust .................   15,414        495,252
                                                                   -----------
                                                                    15,325,926
                                                                   -----------
HOTEL -- 2.8%
Equity Inns, Inc. ....................................   67,490        792,333
FelCor Lodging Trust, Inc. ...........................   78,240      1,146,216
Hospitality Properties Trust .........................   88,150      4,054,900
Innkeepers USA Trust .................................   49,800        707,160

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.7% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
HOTEL -- 2.8% (CONTINUED)
LaSalle Hotel Properties .............................   39,190    $ 1,247,418
MeriStar Hospitality Corp. ...........................  114,610        956,993
Winston Hotels, Inc. .................................   34,630        408,980
                                                                   -----------
                                                                     9,314,000
                                                                   -----------
INDUSTRIAL/OFFICE -- 28.8%
Alexandria Real Estate Equities, Inc. ................   25,630      1,907,385
AMB Property Corp. ...................................  108,800      4,394,432
Arden Realty, Inc. ...................................   86,140      3,249,201
Bedford Property Investors, Inc. .....................   21,410        608,258
Boston Properties, Inc. ..............................  143,170      9,258,804
Brandywine Realty Trust ..............................   70,260      2,064,941
CarrAmerica Realty Corp. .............................   71,440      2,357,520
Catellus Development Corp. ...........................  135,160      4,135,896
CenterPoint Properties Corp. .........................   63,940      3,062,087
Corporate Office Properties Trust ....................   48,120      1,412,322
CRT Properties, Inc. .................................   40,940        976,828
Duke Realty Corp. ....................................  187,050      6,385,887
EastGroup Properties, Inc. ...........................   27,610      1,058,015
Equity Office Properties Trust .......................  528,955     15,403,170
First Industrial Realty Trust, Inc. ..................   56,040      2,282,509
Glenborough Realty Trust, Inc. .......................   41,900        891,632
Highwoods Properties, Inc. ...........................   70,350      1,948,695
HRPT Properties, Inc. ................................  232,600      2,984,258
Kilroy Realty Corp. ..................................   37,420      1,599,705
Liberty Property Trust ...............................  112,330      4,852,656
Mack-Cali Realty Corp. ...............................   79,830      3,674,575
Parkway Properties, Inc. .............................   15,000        761,250
Prentiss Properties Trust ............................   58,970      2,252,654
ProLogis Trust .......................................  241,230     10,452,496
PS Business Parks, Inc. ..............................   28,620      1,290,762
Reckson Associates Realty Corp. ......................  105,630      3,465,720
SL Green Realty Corp. ................................   53,290      3,226,709
                                                                   -----------
                                                                    95,958,367
                                                                   -----------
MORTGAGE -- 1.0%
Thornburg Mortgage, Inc. .............................  116,700      3,379,632
                                                                   -----------

RETAIL CENTERS -- 26.9%
CBL & Associates Properties, Inc. ....................   40,960      3,127,296
Commercial Net Lease Realty ..........................   68,170      1,404,302
Developers Diversified Realty Corp. ..................  141,432      6,275,338
Federal Realty Investment Trust ......................   68,360      3,530,794
General Growth Properties, Inc. ......................  286,880     10,373,581
Glimcher Realty Trust ................................   46,670      1,293,226
Heritage Property Investment Trust ...................   61,480      1,972,893
Kimco Realty Corp. ...................................  146,975      8,523,080
Kramont Realty Trust .................................   31,680        741,312

WELLS S&P REIT INDEX FUND
PORTFOLIO OF INVESTMENTS (CONTINUED)
================================================================================
COMMON STOCKS -- 99.7% (CONTINUED)                      SHARES         VALUE
--------------------------------------------------------------------------------
RETAIL CENTERS -- 26.9% (CONTINUED)
Macerich Co. (The) ...................................   77,750    $ 4,882,700
Mills Corp. ..........................................   71,890      4,583,706
New Plan Excel Realty Trust ..........................  134,640      3,646,051
Pan Pacific Retail Properties, Inc. ..................   53,160      3,333,132
Ramco-Gershenson Properties Trust ....................   22,070        711,758
Realty Income Corp. ..................................   52,010      2,630,666
Regency Centers Corp. ................................   82,200      4,553,880
Saul Centers, Inc. ...................................   21,500        822,375
Simon Property Group, Inc. ...........................  290,110     18,761,414
Tanger Factory Outlet Centers, Inc. ..................   35,990        952,295
Taubman Centers, Inc. ................................   63,750      1,909,313
Urstadt Biddle Properties - Class A ..................   33,814        576,529
U.S. Restaurant Properties, Inc. .....................   29,600        534,576
Weingarten Realty Investors ..........................  116,655      4,677,865
                                                                   -----------
                                                                    89,818,082
                                                                   -----------
SELF STORAGE -- 3.9%
Public Storage, Inc. .................................  169,524      9,450,963
Shurgard Storage Centers, Inc. - Class A .............   60,980      2,683,730
Sovran Self Storage, Inc. ............................   20,700        872,298
                                                                   -----------
                                                                    13,006,991
                                                                   -----------
SPECIALTY -- 4.7%
Capital Automotive REIT ..............................   50,490      1,793,657
Entertainment Properties Trust .......................   33,320      1,484,406
Plum Creek Timber Co., Inc. ..........................  240,800      9,256,352
Rayonier, Inc. .......................................   65,370      3,197,247
                                                                   -----------
                                                                    15,731,662
                                                                   -----------

TOTAL COMMON STOCKS (Cost $249,027,688) ..............            $332,965,668
                                                                   -----------

================================================================================
CASH EQUIVALENTS -- 1.0%                                SHARES         VALUE
--------------------------------------------------------------------------------
First American Treasury Obligation Fund -
  Class A (Cost $3,470,781) ..........................3,470,781    $ 3,470,781
                                                                   -----------

TOTAL INVESTMENT SECURITIES -- 100.7%
  (Cost $252,498,469) ................................            $336,436,449

LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%) ......              (2,284,781)
                                                                   -----------

NET ASSETS -- 100.0% .................................            $334,151,668
                                                                   ===========

See accompanying notes to financial statements.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2004
================================================================================
1. SIGNIFICANT ACCOUNTING POLICIES
The Wells S&P REIT Index Fund (the Fund) is a diversified series of the Wells Family of Real Estate Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940. The Trust was organized as an Ohio business trust on June 4, 1997. The Fund was capitalized on December 22, 1997, when Wells Capital, Inc., the parent company of the Fund's investment manager, Wells Asset Management, Inc. (the Adviser), purchased the initial 10,000 Class A shares of the Fund at $10 per share. The public offering of Class A shares of the Fund commenced on March 2, 1998. The Fund had no operations prior to the public offering of Class A shares except for the initial issuance of shares. The public offering of Class B shares, Class C shares, Class R shares and Class I shares commenced on May 7, 1999, May 5, 1999, January 27, 2004 and August 25, 2003, respectively.

The Fund seeks to provide investment results corresponding to the performance of the S&P Real Estate Investment Trust Composite Index (the Index) by investing in the stocks included in the Index.

The Fund offers five classes of shares: Class A shares (sold subject to a maximum front-end sales load of 4% and a distribution fee of up to 0.25% of the average daily net assets attributable to Class A shares), Class B shares (sold subject to a maximum 5% contingent deferred sales load on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class B shares), Class C shares (sold subject to a 1% contingent deferred sales load if redeemed within one year of purchase and an annual distribution fee of up to 1% of the average daily net assets attributable to Class C shares), Class R shares (sold without any sales loads and an annual distribution fee of up to 0.75% of the average daily net assets attributable to Class R shares) and Class I shares (sold without any sales loads or distribution fees). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) Class B shares automatically convert to Class A shares after approximately eight years, resulting in lower annual expenses; (3) Class I shares are available for purchase only by clients of certain financial intermediaries; (4) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (5) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

SECURITIES VALUATION -- The Fund's portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities traded on stock exchanges or quoted by NASDAQ are valued at their last sales price on the principal exchange where the security is traded or, if not traded on a particular day, at the closing bid price. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at their last sale price or, if not available, at their last bid price as quoted by brokers that make markets in the securities. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

SHARE VALUATION -- The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the Fund's assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 4.17% of the net asset value (or 4% of the offering price). The offering price of Class B shares, Class C shares, Class R shares and Class I shares is equal to the net asset value per share.

The redemption price per share of each class of shares of the Fund is equal to the net asset value per share. However, Class B shares are subject to a maximum contingent deferred sales load of 5% on amounts redeemed within one year of purchase, incrementally reduced to 0% over a six year period from the date of purchase. Class C shares are subject to a contingent deferred sales load of 1% on amounts redeemed within one year of purchase.

INVESTMENT INCOME -- Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders arising from net investment income are declared and paid quarterly. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL  STATEMENTS  (CONTINUED)
=======================================================================================================================
The tax character of distributions paid during the years ended December 31, 2004 and December 31, 2003 are as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                                 RETURN OF
                            PERIOD        ORDINARY          LONG-TERM             CAPITAL              TOTAL
                            ENDED         INCOME          CAPITAL GAINS        (NONTAXABLE)         DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
     Class A               12/31/04     $5,853,002         $15,677,918          $1,251,611          $22,782,531
                           12/31/03     $4,964,476         $ 3,396,760          $1,456,496          $ 9,817,732
-----------------------------------------------------------------------------------------------------------------------
     Class B               12/31/04     $1,039,641         $ 3,751,534          $  270,394          $ 5,061,569
                           12/31/03     $  769,596         $   620,932          $  277,229          $ 1,667,757
-----------------------------------------------------------------------------------------------------------------------
     Class C               12/31/04     $1,378,578         $ 5,007,584          $  351,976          $ 6,738,138
                           12/31/03     $  893,480         $   759,351          $  308,669          $ 1,961,500
-----------------------------------------------------------------------------------------------------------------------
     Class R               12/31/04     $    1,014         $     4,344          $      156          $     5,514
-----------------------------------------------------------------------------------------------------------------------
     Class I               12/31/04     $    9,948         $    42,977          $      674          $    53,599
                           12/31/03     $    1,251         $     1,364          $      352          $     2,967
-----------------------------------------------------------------------------------------------------------------------

ALLOCATIONS BETWEEN CLASSES -- Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

ESTIMATES  --  The  preparation  of  financial  statements  in  conformity  with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX -- It is the Fund's policy to comply with the special provisions of Subchapter M of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of December 31, 2004:

               Federal income tax cost .............   $254,915,471
                                                       ============
               Gross unrealized appreciation .......   $ 83,628,913
               Gross unrealized depreciation .......     (2,107,935)
                                                       ------------
               Net unrealized appreciation .........   $ 81,520,978
                                                       ------------
               Distributable earnings ..............   $ 81,520,978
                                                       ============

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are due to the tax defferal of losses on wash sales.

For the year ended December 31, 2004, the Fund reclassified return of capital distributions of $1,874,811 against paid-in capital on the Statement of Assets and Liabilities. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund's net assets or net asset value per share.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
The majority of the dividend income recorded by the Fund is from Real Estate Investment Trusts (REITs). For tax purposes, a portion of these dividends consists of capital gains and returns of capital. The Fund reconciles recorded amounts with the returns of capital reported by the REITs shortly after calendar year-end, and an adjustment, if any is required, is then recorded by the Fund.

2.   INVESTMENT TRANSACTIONS
During the year ended December 31, 2004, cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments and U.S. government securities, amounted to $105,951,218 and $71,549,877, respectively.

3.   TRANSACTIONS WITH AFFILIATES
Certain trustees and officers of the Trust are also officers of the Adviser or of Ultimus Fund Solutions, LLC (Ultimus), the administrative services agent, shareholder servicing and transfer agent and accounting services agent for the Trust.

ADVISORY AGREEMENT
The Adviser provides general investment supervisory services to the Fund and manages the Fund's business affairs pursuant to the terms of an Advisory Agreement between the Adviser and the Trust. The Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. In order to reduce the operating expenses of the Fund, the Adviser voluntarily waived $546,111 of its investment advisory fees and reimbursed the Fund for $204,823 of Class A expenses, $31,600 of Class R and $18,900 of Class I expenses during the year ended December 31, 2004.

SUB-ADVISORY AGREEMENT
PADCO Advisors, Inc., d/b/a Rydex Global Advisors (the Sub-Adviser) has been retained by the Adviser to manage the Fund's investments pursuant to the terms of a Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust. The Adviser (not the Fund) pays the Sub-Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets up to $100 million; 0.15% of such net assets from $100 million to $500 million; and 0.10% of such net assets in excess of $500 million, subject to a $10,000 minimum monthly fee.

ADMINISTRATION AGREEMENT
Under the terms of an Administration Agreement, Ultimus supplies non-investment related administrative and compliance services for the Fund. Ultimus supervises the preparation of tax returns, reports to shareholders, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of 0.15% of the Fund's average daily net assets up to $50 million; 0.125% of such net assets from $50 million to $100 million; 0.10% of such net assets from $100 million to $250 million; 0.075% of such net assets from $250 million to $500 million; and 0.05% of such net assets in excess of $500 million, subject to a $2,000 minimum monthly fee. Accordingly, Ultimus received $302,081 for administration fees for the year ended December 31, 2004. As of December 31, 2004 the Fund owes Ultimus $28,400 for administration fees. Certain officers of the Trust are also officers of Ultimus.

TRANSFER AGENT AND SHAREHOLDER SERVICES AGREEMENT
Under the terms of a Transfer Agent and Shareholder Services Agreement, Ultimus maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, Ultimus receives a monthly fee from the Fund at an annual rate of $20 per shareholder account, subject to a $1,500 minimum monthly fee for each class of shares. Accordingly, Ultimus received $322,467 for transfer agent fees for the year ended December 31, 2004. In addition, the Fund pays Ultimus for its out-of-pocket expenses including, but not limited to, postage and supplies. As of December 31, 2004 the Fund owes Ultimus $30,600 for transfer agent fees.

ACCOUNTING SERVICES AGREEMENT
Under the terms of a Fund Accounting Agreement, Ultimus calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these services, the Fund pays Ultimus a base fee of $4,500 per month plus an asset-based fee computed as a percentage of the Fund's average net assets. Accordingly, Ultimus received $108,645 for accounting service fees for the year ended December 31, 2004. In addition, the Fund pays certain out-of-pocket expenses incurred by Ultimus in obtaining valuations of the Fund's portfolio securities. As of December 31, 2004 the Fund owes Ultimus $10,500 for accounting services fees.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
UNDERWRITING AGREEMENT
Under the terms of an Underwriting Agreement, Wells Investment Securities, Inc. (the Underwriter) serves as the exclusive agent for the distribution of shares of the Fund. During the year ended December 31, 2004, the Underwriter earned $196,023 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Underwriter collected $120,405 and $35,426 in contingent deferred sales loads on redemptions of Class B and Class C shares, respectively. The Underwriter is an affiliate of the Adviser.

SUB-DISTRIBUTION AGREEMENT
Under the terms of a Sub-Distribution Agreement between the Trust and Ultimus Fund Distributors, LLC (the Sub-Distributor), the Underwriter retains the
Sub-Distributor to assist in the distribution of shares of the Fund. The Sub-Distributor receives no compensation from the Trust or the Underwriter for these services.

PLANS OF DISTRIBUTION
The Trust has adopted three separate plans of distribution under which each class of shares of the Fund, other than I shares, may directly incur or reimburse the Underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Class A Plan is 0.25% of the Fund's average daily net assets attributable to Class A shares. The annual limitation for payment of expenses pursuant to the Class B Plan and the Class C Plan is 1.00% of the Fund's average daily net assets attributable to Class B shares and Class C shares, respectively. The annual limitation for payment of expenses pursuant to the Class R Plan is 0.75% of the Fund's average daily net assets attributable to Class R shares. For the year ended December 31, 2004, the Fund's Class A, Class B, Class C and Class R shares paid distribution expenses of $446,871, $338,616, $453,442 and $2, respectively. There is no plan of distribution for Class I shares.

4.   CONTINGENCIES AND COMMITMENTS
The Fund indemnifies the Trust's officers and trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

WELLS S&P REIT INDEX FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================
5.   CAPITAL SHARE TRANSACTIONS
Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

=============================================================================================
                                                                YEAR ENDED      YEAR ENDED
                                                               DECEMBER 31,    DECEMBER 31,
                                                                  2004(b)        2003(a)
---------------------------------------------------------------------------------------------
CLASS A
Shares sold .................................................   10,767,486     12,900,380
Shares issued in reinvestment of distributions
  to shareholders ...........................................    1,604,405        827,121
Shares redeemed .............................................  (11,104,355)    (8,524,858)
                                                               -----------     ----------
Net increase in shares outstanding ..........................    1,267,536      5,202,643
Shares outstanding, beginning of year .......................   16,530,236     11,327,593
                                                               -----------     ----------
Shares outstanding, end of year .............................   17,797,772     16,530,236
                                                               ===========     ==========

CLASS B
Shares sold .................................................    1,283,040      1,082,476
Shares issued in reinvestment of distributions
  to shareholders ...........................................      342,984        123,577
Shares redeemed .............................................     (425,371)      (415,281)
                                                               -----------     ----------
Net increase in shares outstanding ..........................    1,200,653        790,772
Shares outstanding, beginning of year .......................    3,045,236      2,254,464
                                                               -----------     ----------
Shares outstanding, end of year .............................    4,245,889      3,045,236
                                                               ===========     ==========

CLASS C
Shares sold .................................................    2,338,387      1,677,087
Shares issued in reinvestment of distributions
  to shareholders ...........................................      467,519        161,768
Shares redeemed .............................................     (840,284)      (429,178)
                                                               -----------     ----------
Net increase in shares outstanding ..........................    1,965,622      1,409,677
Shares outstanding, beginning of year .......................    3,727,475      2,317,798
                                                               -----------     ----------
Shares outstanding, end of year .............................    5,693,097      3,727,475
                                                               ===========     ==========

CLASS R
Shares sold .................................................        4,528           --
Shares issued in reinvestment of distributions
  to shareholders ...........................................          468           --
                                                               -----------     ----------
Net increase in shares outstanding ..........................        4,996           --
Shares outstanding, beginning of period .....................         --             --
                                                               -----------     ----------
Shares outstanding, end of period ...........................        4,996           --
                                                               ===========     ==========

CLASS I
Shares sold .................................................       40,048          6,447
Shares issued in reinvestment of distributions
  to shareholders ...........................................        4,254            292
Shares redeemed .............................................       (1,041)          --
                                                               -----------     ----------
Net increase in shares outstanding ..........................       43,261          6,739
Shares outstanding, beginning of period .....................        6,739           --
                                                               -----------     ----------
Shares outstanding, end of period ...........................       50,000          6,739
                                                               ===========     ==========
---------------------------------------------------------------------------------------------

(a) Except for Class I shares, which represents the period from the initial public offering (August 25, 2003) through December 31, 2003.

(b) Except for Class R shares, which represents the period from the initial public offering (January 27, 2004) through December 31, 2004.

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
================================================================================



To the Shareholders and Board of Trustees of the Wells S&P REIT Index Fund of the Wells Family of Real Estate Funds

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells S&P REIT Index Fund (the "Fund") of the Wells Family of Real Estate Funds, as of December 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights presented herein for each of the years in the period ended December 31, 2001 were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial highlights in their report dated January 11, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells S&P REIT Index Fund of the Wells Family of Real Estate Funds at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                                   /s/ Ernst & Young LLP


Cincinnati, Ohio
February 22, 2005

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
================================================================================
Overall responsibility for management of the Trust rests with the Board of Trustees. The Trustees serve during the lifetime of the Trust and until its termination, or until death, resignation, retirement or removal. The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations. The officers have been elected for an annual term. The following are the Trustees and executive officers of the Trust:

                                                                                   POSITION HELD              LENGTH OF
   TRUSTEE                                ADDRESS                          AGE     WITH THE TRUST             TIME SERVED
------------------------------------------------------------------------------------------------------------------------------------
*Leo F. Wells,  III         6200 The Corners  Parkway,  Atlanta, GA         61     President and Trustee      Since January 1998
 Michael R. Buchanan        1630 Misty Oaks Drive,  Atlanta, GA             57     Trustee                    Since  September 2002
 Richard W. Carpenter       3491 Buckhead Loop,  Atlanta, GA                67     Trustee                    Since January 1998
 Bud Carter                 100 Mount Shasta Lane,  Alpharetta,  GA         66     Trustee                    Since May 1998
 William H. Keogler, Jr.    7609 NW 117th Lane, Parkland,  FL               59     Trustee                    Since April 2001
 Donald S. Moss             114 Summerour  Vale,  Duluth,  GA               69     Trustee                    Since May 1998
 Walter W. Sessoms          5995 River Chase Circle NW, Atlanta,  GA        71     Trustee                    Since January 1998
 Neil H. Strickland         4800 River Green Parkway,  Duluth,  GA          69     Trustee                    Since  April 2001 W.
 Wayne  Woody               78  Lindbergh  Drive,  NE, Atlanta,  GA         63     Trustee                    Since October 2003
 Jill W. Maggiore           6200 The Corners Parkway, Atlanta, GA           46     Vice President and
                                                                                   Chief Compliance Officer   Since March 1999
 Robert G. Dorsey           225 Pictoria Drive, Suite 450, Cincinnati, OH   47     Vice President             Since September 2000
 Mark J. Seger              225 Pictoria Drive, Suite 450, Cincinnati, OH   43     Treasurer                  Since September 2000
 John F. Splain             225 Pictoria Drive, Suite 450, Cincinnati, OH   48     Secretary                  Since September 2000

* Mr. Wells, as an affiliated person of the Adviser and the Underwriter, is an "interested person" of the Trust within the meaning of Section 2(a)(19) of the Investment Company Act of 1940.

Each Trustee oversees one portfolio of the Trust, the Wells S&P REIT Index Fund, and is also a Director of Wells Real Estate Investment Trust, Inc., a real estate investment trust. The principal occupations of the Trustees and executive officers of the Trust during the past five years and other public directorships held by the Trustees are set forth below:

Leo F. Wells, III is President and Director of the Adviser, in addition to the following affiliated companies: Wells Capital, Inc. (a real estate company); Wells & Associates, Inc. (a real estate brokerage company); Wells Management Company, Inc. (a property management company); Wells Advisers, Inc. (a non-bank custodian for IRAs); Wells Real Estate Funds, Inc. (a holding company for the Wells group of companies); Wells Real Estate Advisory Services, Inc. and Wells Development Corporation (a company formed to acquire and develop commercial real estate properties). He is also President of Wells Real Estate Investment Trust, Inc. and Wells Investment Securities, Inc.

Michael R. Buchanan is a Director of D.R. Horton, Inc. and a retired Managing Director of Bank of America.

Richard W. Carpenter is Managing Partner of Carpenter Properties LP (a real estate company). He is the former President of Commonwealth Oil Refining Co., Inc. (an oil refinery) and Realmark Holdings (a real estate company). He is also a Director of MidCountry Financial Corp.

Bud Carter is Chairman of The Executive Committee (an international management consultant).

William H. Keogler, Jr. is retired President and Chief Executive Officer of Keogler, Morgan & Company, Inc. (a brokerage firm) and Keogler Investment Advisory, Inc. (a registered investment advisor).

Donald S. Moss is a retired former Senior Vice President of Avon Products, Inc.

Walter  W.   Sessoms  is  retired   former   Group   President   of  Bell  South
Telecommunications.

Neil H. Strickland is the President of Strickland General Agency, Inc. (an insurance agency), S.C.S.C. Inc. (a leasing company) and Town Insurance Agency (a financing company). He is also a Director of First Capital Bank.

W. Wayne Woody is former Interim Chief Financial Officer for Legacy Investment Group (an investment firm). Prior to 1999, he was a Senior Partner with KPMG LLP (a public accounting firm). He is also a Director of American Home Patient, Inc. and Coast Dental Services, Inc.

WELLS S&P REIT INDEX FUND
BOARD OF TRUSTEES AND EXECUTIVE OFFICERS (UNAUDITED)
(CONTINUED)
================================================================================
Jill W. Maggiore is Vice President and Chief Compliance Officer of the Adviser and Vice President of Wells Investment Securities, Inc.

Robert G. Dorsey is a Managing Director of Ultimus Funds Solutions, LLC (a mutual fund services company) and Ultimus Fund Distributors, LLC (a registered broker-dealer).

Mark J. Seger is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

John F. Splain is a Managing Director of Ultimus Funds Solutions, LLC and Ultimus Fund Distributors, LLC.

Additional information about members of the Board of Trustees and Executive Officers is available in the Statement of Additional Information (SAI). To obtain a free copy of the SAI, please call 1-800-282-1581.

FEDERAL TAX INFORMATION (UNAUDITED)
================================================================================
In accordance with federal tax requirements, the following provides shareholders with information concerning distributions from ordinary income and net realized gains made by the Fund during the year ended December 31, 2004. Certain dividends paid by the Fund may be subject to a maximum tax rate of 15%, as provided by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund intends to designate $24,641,518 as taxed at a maximum rate of 15%. As required by federal regulations, complete information will be computed and reported in conjunction with your 2004 1099-DIV.

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)
================================================================================
We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur two types of cost: (1) transaction costs, possibly including front-end and contingent deferred sales loads, and (2) ongoing costs, including management fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables below are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The tables below illustrate each class of the Fund's costs in two ways:

ACTUAL FUND RETURN - This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading "Expenses Paid During Period."

HYPOTHETICAL 5% RETURN - This section is intended to help you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual returns, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Fund's expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund's prospectus.

WELLS S&P REIT INDEX FUND - CLASS A
--------------------------------------------------------------------------------
                                           BEGINNING       ENDING
                                            ACCOUNT       ACCOUNT      EXPENSES
                                             VALUE         VALUE     PAID DURING
                                         JULY 1, 2004  DEC. 31, 2004   PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return .............  $1,000.00     $1,236,40   $    5.57
Based on Hypothetical 5% Return
  (before expenses) .....................  $1,000.00     $1,020.16   $    5.03

* Expenses are equal to the Wells S&P REIT Index Fund - Class A annualized expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

================================================================================
WELLS S&P REIT INDEX FUND - CLASS B
--------------------------------------------------------------------------------
                                          BEGINNING       ENDING
                                           ACCOUNT        ACCOUNT     EXPENSES
                                            VALUE          VALUE     PAID DURING
                                         JULY 1, 2004  DEC. 31, 2004   PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return .............  $1,000.00     $1,231.70   $    9.76
Based on Hypothetical 5% Return
  (before expenses) .....................  $1,000.00     $1,016.39   $    8.82

* Expenses are equal to the Wells S&P REIT Index Fund - Class B annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND - CLASS C
--------------------------------------------------------------------------------
                                          BEGINNING       ENDING
                                           ACCOUNT        ACCOUNT     EXPENSES
                                            VALUE          VALUE     PAID DURING
                                         JULY 1, 2004  DEC. 31, 2004   PERIOD*
--------------------------------------------------------------------------------

Based on Actual Fund Return .............  $1,000.00     $1,230.50   $    9.76
Based on Hypothetical 5% Return
  (before expenses) .....................  $1,000.00     $1,016.39   $    8.82

* Expenses are equal to the Wells S&P REIT Index Fund - Class C annualized expense ratio of 1.74% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND - CLASS R
--------------------------------------------------------------------------------
                                          BEGINNING       ENDING
                                           ACCOUNT        ACCOUNT     EXPENSES
                                            VALUE          VALUE     PAID DURING
                                         JULY 1, 2004  DEC. 31, 2004   PERIOD*
--------------------------------------------------------------------------------

Based on Actual Fund Return .............  $1,000.00     $1,232,20   $    8.36
Based on Hypothetical 5% Return
  (before expenses) .....................  $1,000.00     $1,017.65   $    7.56

* Expenses are equal to the Wells S&P REIT Index Fund - Class R annualized expense ratio of 1.49% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

WELLS S&P REIT INDEX FUND - CLASS I
--------------------------------------------------------------------------------
                                          BEGINNING       ENDING
                                           ACCOUNT        ACCOUNT     EXPENSES
                                            VALUE          VALUE     PAID DURING
                                         JULY 1, 2004  DEC. 31, 2004   PERIOD*
--------------------------------------------------------------------------------
Based on Actual Fund Return .............  $1,000.00     $1,237.90   $    4.16
Based on Hypothetical 5% Return
  (before expenses) .....................  $1,000.00     $1,021.42   $    3.76

* Expenses are equal to the Wells S&P REIT Index Fund - Class I annualized expense ratio of 0.74% for the period, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the first and third quarters of each fiscal year on Form N-Q beginning with the September 2004 quarter. The filings will be available upon request, by calling 1-800-282-1581. Furthermore, you will be able to obtain a copy of the filing on the SEC's website at http://www.sec.gov. The Trust's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-282-1581, or on the Securities and Exchange Commission's website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll free 1-800-282-1581, or on the SEC's website http://www.sec.gov.

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

WELLS S&P REIT INDEX FUND
6200 The Corners Parkway
Norcross, Georgia 30092

BOARD OF TRUSTEES
Leo F. Wells III
Michael R. Buchanan
Richard W. Carpenter
Bud Carter                                             WELLS
William H. Keogler, Jr.
Donald S. Moss                                          S&P
Walter W. Sessoms
Neil H. Strickland                                REIT INDEX FUND
W. Wayne Woody

INVESTMENT ADVISER
Wells Asset Management, Inc.
6200 The Corners Parkway
Norcross, Georgia 30092

SUB-ADVISER
Rydex Global Advisors
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

UNDERWRITER
Wells Investment Securities, Inc.
6200 The Corners Parkway                           ANNUAL REPORT
Norcross, Georgia 30092
                                                  DECEMBER 31, 2004
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
1900 Scripps Center
312 Walnut Street
Cincinnati, Ohio 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC                       [GRAPHIC OMITTED]
P.O. Box 46707                                           WELLS
Cincinnati, Ohio 45246-0707                       REAL ESTATE FUNDS

SHAREHOLDER SERVICE
Nationwide: (Toll-Free) 800-282-1581

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 11(a)(1), a copy of registrant's code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is W. Wayne Woody. Mr. Woody is "independent" for purposes of this Item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) AUDIT FEES. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $47,700 and $41,700 with respect to the registrant's fiscal years ended December 31, 2004 and 2003, respectively.

     (b) AUDIT-RELATED FEES. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

     (c) TAX FEES. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $4,200 and $4,000 with respect to the registrant's fiscal years ended December 31, 2004 and 2003, respectively. The services comprising these fees are the preparation of the registrant's federal, state and local income and federal excise tax returns and the preparation of a request for a 30-day extension for providing the registrant's shareholders with Forms 1099-DIV and 1099-B.

     (d) ALL OTHER FEES. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

     (e)(1) The audit committee has adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Pursuant to the pre-approval policies and procedures, the audit committee has pre-approved certain audit, audit-related and tax services and has established maximum fee levels for the various services covered under the pre-approval policies and procedures.

     (e)(2) None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph
            (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Less than 50% of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were $8,300 and $7,400 with respect to the registrant's fiscal years ended December 31, 2004 and 2003, respectively.

     (h) The principal accountant has not provided any non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable [schedule filed with Item 1]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees that have been implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(G) of Schedule 14A (17 CFR 240.14a-101).

ITEM 10. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b)   Certifications   required  by  Rule   30a-2(b)   under  the  Act  (17  CFR
270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH       Code of Ethics

Exhibit 99.CERT           Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT        Certifications required by Rule 30a-2(b) under the Act

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Wells Family of Real Estate Funds
             ---------------------------------------------------------


By (Signature and Title)*       /s/ Leo F. Wells III
                           -------------------------------------------
                           Leo F. Wells III, President


Date          February 25, 2005
      ----------------------------------




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By (Signature and Title)*       /s/ Leo F. Wells III
                           -------------------------------------------
                           Leo F. Wells III, President


Date          February 25, 2005
      ----------------------------------




By (Signature and Title)*       /s/ Mark J. Seger
                           -------------------------------------------
                           Mark J. Seger, Treasurer


Date          February 25, 2005
      ----------------------------------


* Print the name and title of each signing officer under his or her signature.